Commitments and Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Standby letters of credit and financial guarantees written
Commitments and contingencies	$ 3,721	$ 4,352
Commitments to extend credit
Commitments and contingencies	$ 367,482	$ 382,699